Disclosure of deferred and restricted share units, fair value (Details) - DSU and RSU [Member] - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Carrying value	$ 7,668	$ 5,894
Intrinsic value of vested units	2,576	1,408
Current portion [Member]
Statement [Line Items]
Carrying value	5,632	4,153
Intrinsic value of vested units	2,576	1,408
Non-current portion [Member]
Statement [Line Items]
Carrying value	2,036	1,741
Intrinsic value of vested units	$ 0	$ 0